SHARE-BASED COMPENSATION - Weighted-Average Assumptions (Details) - $ / shares			12 Months Ended
	Jul. 08, 2024	May 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Weighted average modification date fair value	$ 4.25	$ 1.59
Expected volatility	99.65%
Risk free interest rate	4.45%
Weighted average expected option life (in years)	9 months 29 days	3 years 11 months 4 days	5 years	6 years 1 month 13 days	5 years 8 months 19 days
Range of expected volatility, Minimum		74.55%	88.40%	81.58%	75.77%
Range of expected volatility, Maximum		94.08%	93.03%	85.61%	81.26%
Range of risk free interest rate, Minimum		3.45%	3.68%	3.41%	3.45%
Range of risk free interest rate, Maximum		5.79%	3.91%	4.45%	4.79%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Weighted average fair value of share options			$ 1.04	$ 4.83	$ 1.9